Valuation adjustments - Cash flow hedges (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Valuation adjustments
Accumulated (loss)/gain on cash flow hedges	$ (556)	$ (293)
Accumulated gain related to discontinued cash flow hedges	(13)	17
Valuation adjustments - cash flow hedges	$ (569)	$ (276)